Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
(Loss)/profit before tax	$ (61,050)	$ 13,493	$ 30,753
Adjustments to reconcile (loss)/profit before tax to net cash flows:
Impairment losses	19,396	0	2,569
Depreciation of tangible assets	32,557	30,322	31,774
Amortization and impairment of intangible assets	2,772	2,773	2,773
Amortization of right-of-use assets	746	779	792
Loss on debt extinguishment	(0)	4,157	(0)
Loss from mark to market and disposal of financial asset	24,149	(0)	(0)
Mark-to-market debt security investment	0	0	(908)
Gain on debt security investment disposal	0	0	(176)
Movements in provisions	501	576	249
Finance income	(4,627)	(8,647)	(4,579)
Finance costs	65,236	48,928	41,185
Increase in other non-current assets	(2,512)	(3,172)	(6,747)
Increase/(decrease) in other non-current liabilities	286	(20)	23
Working capital adjustments:
Increase in trade receivables	(9,741)	(4,867)	(2,723)
Decrease /(increase) in inventories	1,290	(3,072)	(2,254)
Increase in trade and other payables and contract liabilities	2,392	80	174
Decrease /(Increase) in prepayments and other assets	524	(1,182)	13,193
Interest received	8,178	6,591	1,052
Interest paid	(60,130)	(25,708)	(38,919)
Income tax paid	(27)	(48)	(96)
Net cash flows from operating activities	19,940	60,983	68,135
Investing activities
Acquisition of tangible assets	(10,738)	(7,585)	(8,577)
Acquisition of assets under construction	(19,498)	(5,153)	(4,504)
Partial collection of the parent Company loan agreement (related party)	7,500	0	0
Loan to parent Company, net of deferred finance income (related party)	0	(705)	(68,795)
Investments in debt securities (related party)	0	0	(17,642)
Disposal of debt securities (related party)	0	0	18,726
Proceeds from the sale of shares (related party)	3,704	0	0
Proceeds from net investment in the lease	313	189	150
Net cash flows used in investing activities	(18,719)	(13,254)	(80,642)
Financing activities
Payment of principal portion of lease liabilities	(579)	(695)	(653)
Proceeds from 2025 Notes	0	487,504	0
Repayment of 2022 Notes	0	(375,000)	0
Proceeds from long term debt, net of deferred finance costs	0	13,625	0
Repayment of long-term debt and payment of principal	(13,525)	(105,551)	(13,403)
Repayment of notes payable	(5,261)	(4,466)	(4,304)
Dividends paid	(24,146)	(33,881)	0
Net cash flows used in financing activities	(43,511)	(18,464)	(18,360)
Net increase/(decrease) in cash and cash equivalents	(42,290)	29,265	(30,867)
Cash and cash equivalents at beginning of period	74,870	45,605	76,472
Cash and cash equivalents at end of period	32,580	74,870	45,605
Non-cash investing and financing activities:
Transfers from assets under construction to tangible assets	57,107	0	0
Seller’s credit agreement for the construction of six liquid barges	2,246	11,229	0
Seller’s credit agreement for the acquisition of the 2020 Fleet	15,000	0	0
Collection of parent Company loan agreement (related party)	62,500	0	0
Dividend in kind	(36,159)	0	0
Dividend payable -promissory note	15,000	0	0
Tangible assets unpaid as of December 31, 2021	$ (576)	$ 0	$ 0